Performance Management - ERShares Private-Public Crossover ETF	Oct. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021. Performance prior to that date reflects the Fund’s prior principal investment strategies.

Updated performance information is available on the Fund’s website at https://entrepreneurshares.com/.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 24.93% (quarter ended June 30, 2020), and the lowest return for a quarter was (24.48)% (quarter ended June 30, 2022).

The Fund’s year-to-date return as of September 30, 2025 was 17.27%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	17.27%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	24.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(24.48%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return Table (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Years	Since Inception (11/6/17)
The Crossover ETF
Returns before taxes	33.33%	10.35%	10.87%
Returns after taxes on distributions(1)	33.33%	7.26%	8.48%
Returns after taxes on distributions and sales of Fund Shares(1)	19.73%	7.18%	7.93%
Russell 1000 Growth Index(2)	33.36%	18.96%	18.17%
(reflects no deduction for fees, expenses or taxes)
EntrepreneurShares 30 Total Return Index(3)	49.58%	18.88%	17.10%
(reflects no deduction for fees, expenses or taxes)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
(2)	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with the higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.
(3)	The EntrepreneurShares 30 Total Return Index (ER30TR Index) is designed to measure the performance of U.S. common stocks of companies that exhibit a relatively high entrepreneurial profile. As the name suggests, the ER30TR Index is composed of the common stock of 30 U.S. companies. Additionally, the ER30TR Index treats as U.S. companies, foreign issuers with shares that trade in the U.S. as American Depositary Receipts (“ADRs”). The ER30TR Index constituent common stocks are from issuers that: (i) exceed a market capitalization minimum and (ii) have passed all six filters based on entrepreneurial criteria. The ER30TR Index was developed by, and is maintained by, EntrepreneurShares, LLC, (an affiliate of the Fund’s investment advisor).

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	https://entrepreneurshares.com